Earnings Per Share - Schedule of Basic and Diluted Per Share (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Basic and Diluted Per Share [Abstract]
Net income (loss) attributable to Telesat Corporation Shares	$ 20,996	$ 35,452	$ 5,458	$ 20,690
Effect of diluted securities	1,860	3,460	420	2,009
Diluted net income (loss) attributable to Telesat Corporation Shares	$ 22,856	$ 38,912	$ 5,878	$ 22,699